Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by Digital Ally, Inc. (the “Company”) to amend its current report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on November 1, 2024 (the “Original Form 8-K”). Following the filing of the Original Form 8-K, the Company discovered that the Second Certificate of Correction (as defined below) was inadvertently filed twice with the Secretary of State of Nevada. The Company is amending the Original Form 8-K by disclosing the duplicate filing of the Second Certificate of Correction.
Document Period End Date	Oct. 30, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-33899
Entity Registrant Name	DIGITAL ALLY, INC.
Entity Central Index Key	0001342958
Entity Tax Identification Number	20-0064269
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14001 Marshall Drive
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66215
City Area Code	(913)
Local Phone Number	814-7774
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DGLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false